UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
      Washington, DC 20549
      Form 13F
      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
March 31, 2006

      Check here if Amendment []; Amendment Number:

      This Amendment (check one only):	[] is a restatement,
[] adds new holding entries

      Institutional Investment Manager filing this report:

      Name:				GMT Capital Corp
      Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

      Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	May 15, 2006

			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total:	$1,152,381

List of other Included Managers: 		None


INSERT AXYS INFORMATION TABLE HERE:
GMT Capital
13F Information Table
March 31, 2006

                                                                                                            Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMR Corp                       COM              001765106    13325   492600 SH       Sole
Abbott Laboratories            COM              002824100    16338   384700 SH       Sole
Able Laboratories              COM              00371n407        3    34000 SH       Sole
Active Power                   COM              00504w100      247    49570 SH       Sole
Acusphere                      COM              00511r870     6425   960425 SH       Sole
Aetna Inc.                     COM              00817Y108    29117   592530 SH       Sole
Albemarle                      COM              012653101     6449   142200 SH       Sole
Alcan                          COM              013716105    15013   328300 SH       Sole
Alpha Natural Resources        COM              02076x102     5426   234500 SH       Sole
Anadarko Petroleum             COM              032511107    20845   206370 SH       Sole
Applied Digital Solutions      COM              038188306      100    34640 SH       Sole
Archer-Daniels-Midland Co.     COM              039483102    13601   404200 SH       Sole
Aspen Insurance Holdings       COM              g05384105    18749   760300 SH       Sole
Audible Inc                    COM              05069a302      508    48300 SH       Sole
Authentidate Holding Corp.     COM              052666104      597   153084 SH       Sole
Avanex Corp.                   COM              05348w109       40    12250 SH       Sole
Aware                          COM              05453n100      134    23200 SH       Sole
Bancolombia sa Adr             COM              05968l102     3350    96000 SH       Sole
Blockbuster Inc cl A           COM              093679108      287    72200 SH       Sole
Bruker Biosciences             COM              116794108      642   118900 SH       Sole
Bunge Limited                  COM              G16962105    34075   611650 SH       Sole
Burlington Northern Santa Fe C COM              12189T104    60648   727800 SH       Sole
Burlington Resources           COM              122014103      777     8458 SH       Sole
Cambridge Heart                COM              131910101     1570   554900 SH       Sole
Canadian Natural Resources     COM              136385101   207921  3744300 SH       Sole
Carrington Laboratories, Inc.  COM              144525102       86    14300 SH       Sole
Cendant                        COM              151313103      370    21300 SH       Sole
Chelsea Therapeutics Internati COM              163428105     1985   378140 SH       Sole
Citigroup Inc.                 COM              172967101    35947   761100 SH       Sole
Comcast Corporation            COM              20030n200    19745   755940 SH       Sole
Comp de Minas Buenaventura ADR COM              204448104    15602   631900 SH       Sole
Concurrent Computer            COM              206710204      486   150500 SH       Sole
Conoco Phillips                COM              20825c104    82881  1312440 SH       Sole
Constellation Brands           COM              21036p108      832    33200 SH       Sole
Cotherix                       COM              22163t103      965   105600 SH       Sole
DHB Industries                 COM              23321e103      657   137400 SH       Sole
DURECT Corp                    COM              266605104      163    25600 SH       Sole
Del Monte Foods                COM              24522p103    12738  1074030 SH       Sole
Devon Energy Corp              COM              25179M103    98485  1610026 SH       Sole
Direct Gen Corp                COM              25456w204    15566   915106 SH       Sole
Discovery Channel              COM              25468y107    16718  1114541 SH       Sole
Dow Chemicals                  COM              260543103    30482   750800 SH       Sole
Electronic Arts                COM              285512109     1276    23320 SH       Sole
Foreward Industries iNC        COM              349862300      732    68400 SH       Sole
Genesis Microchip              COM              37184c103      407    23865 SH       Sole
Healthsouth Corp.              COM              421924101    14845  2974930 SH       Sole
Home Depot                     COM              437076102     9991   236200 SH       Sole
Homestore Inc                  COM              437852106    14944  2278000 SH       Sole
Huntsman Corp.                 COM              447011107    27970  1449200 SH       Sole
IBasis                         COM              450732102     6573  2987800 SH       Sole
Inco Limited                   COM              453258402    17277   346300 SH       Sole
Internap Network Services      COM              45885a102      136   144960 SH       Sole
Ishares MSCI Japan Index Fund  COM              464286848     3741   259800 SH       Sole
JP Morgan Chase & Co           COM              46625H100     9985   239800 SH       Sole
Liberty Global Series C        COM              530555309    13141   665352 SH       Sole
Liberty Media                  COM              530718105    28698  3495437 SH       Sole
MTN Group                      COM                            7042   707200 SH       Sole
Marathon Oil Corp              COM              565849106      950    12470 SH       Sole
Microtune                      COM              59514p109      335    64200 SH       Sole
NII Holdings                   COM              62913f201     3120    52900 SH       Sole
Nexen                          COM              65334h102    37962   689960 SH       Sole
Norfolk Southern Corp.         COM              655844108     4217    78000 SH       Sole
Novartis AG                    COM              66987V109     9464   170700 SH       Sole
PT Telekomunikasi Indonesia    COM              b02zk79       2261  2974500 SH       Sole
Point Therapeutics             COM              730694106     8941  2584050 SH       Sole
Precision Drilling Trust       COM              740215108     3894   120820 SH       Sole
RF Micro Devices               COM              749941100      992   114700 SH       Sole
Rio Tinto                      COM              767204100     8011    38700 SH       Sole
Sanderson Farms                COM              800013104     1620    72300 SH       Sole
Seachange International        COM              811699107      562    72390 SH       Sole
Seagate Tech                   COM              g7945j104     4726   179500 SH       Sole
Siebert Financial              COM              826176109       37    13000 SH       Sole
Sigmatel Inc                   COM              82661w107      726    83100 SH       Sole
Silicon Motion Tech - ADR      COM              82706C108      119     9800 SH       Sole
Somanetics                     COM              834445405      415    18800 SH       Sole
Source Interlink               COM              836151209     7930   695600 SH       Sole
Streettracks Gold TR           COM              863307104     9842   169400 SH       Sole
Swift Energy                   COM              870738101      330     8800 SH       Sole
Taiwan Seminconductor Mfg ADR  COM              874039100     9397   934128 SH       Sole
TiVo Inc.                      COM              888706108     2262   312930 SH       Sole
Time Warner Inc                COM              887317105    26347  1569200 SH       Sole
Time Warner Telecom            COM              887319101     9858   549200 SH       Sole
TravelZoo                      COM              89421q106      693    35400 SH       Sole
Tyson Foods                    COM              902494103     2226   161979 SH       Sole
US Steel Corp                  COM              912909108     6311   104000 SH       Sole
ViaCell                        COM              92554j105      110    19900 SH       Sole
Viisage Technology             COM              92675k205      804    45936 SH       Sole
Vishay Intertechnology         COM              928298108     4300   302000 SH       Sole
Vision Sciences Inc. Delaware  COM              927912105      134    76800 SH       Sole
Vodafone Group plc ADR         COM              92857w100     6515   311700 SH       Sole
WPT Enterprises Inc            COM              98211w108     1242   168800 SH       Sole
Walmart                        COM              931142103    12278   259900 SH       Sole
Westlake Chemical Corp         COM              960413102    16277   471100 SH       Sole
Winn Dixie Stores              COM              974280109       14    49700 SH       Sole
Wireless Facilities            COM              97653a103      297    73860 SH       Sole
Zix Corporation (Custom Tracks COM              98974P100      210   143770 SH       Sole
REPORT SUMMARY                 96 DATA RECORDS             1152381            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED